Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses:
Drilling units operating expenses	$ 454,329	$ 582,122	$ 727,832
Amortization and write-off of financing fees - Dryships	21,040	24,033	42,995
General and administrative expenses	103,961	100,314	131,745
Related Party
General and administrative expenses:
Revenues - commission fees	14,925	16,524	16,826
Drilling units operating expenses	4,209	0	0
Amortization and write-off of financing fees - Dryships	0	2,781	0
General and administrative expenses	24,924	7,409	32,660
Interest income	$ 0	$ 6,024	$ 1,164